Stock-based Compensation 2011 Equity Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2015
Tranche B Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Tranche C Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	1
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	1
Tranche B RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 15
2013 Grant [Member] | Tranche B Restricted Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Tranche A Restricted Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Tranche A Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			515,712
2013 Grant [Member] | Tranche B Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Tranche C Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0
2013 Grant [Member] | Restricted Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0